UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, Inc.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		November 2, 2006


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		48

Form 13F Information Table Value Total:		$ 313,272.302








List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



         Column 1           Column 2    Column 3   Column 4  Column 5          Column 6   Column 7  Column8

                                                     VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLAS   CUSIP    (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ADESA INC.                Common       00686U104        7,549  326,666sh         sole                326,666
AMERIS BANCORP            Common       03076K108       10,380  381,474sh         sole                381,474
AMETEK INC                Common       031100100        7,239  166,242sh         sole                166,242
ASTORIA FINANCIAL CORP    Common       046265104        8,085  262,345sh         sole                262,345
BENJAMIN FRANKLIN BANCORP Common       082073107          209   15,000sh         sole                 15,000
CAMBRIDGE BANCORP         Common       132152109          481   18,000sh         sole                 18,000
CENTRAL PARKING CORP      Common       154785109        7,157  433,777sh         sole                433,777
COLONY BANKCORP, INC.     Common       19623P101        4,829  231,076sh         sole                231,076
COMMUNITY CAPITAL CORP.   Common       20363C102          148    7,000sh         sole                  7,000
COMMUNITY FINANCIAL CORPORCommon       20365L100          282   23,936sh         sole                 23,936
FORD MOTOR COMPANY        Common       345370860        7,294  901,604sh         sole                901,604
FPL GROUP INC.            Common       302571104        7,521  167,145sh         sole                167,145
GENERAL DYNAMICS CORP.    Common       369550108        7,006   97,763sh         sole                 97,763
HF FINANCIAL CORP         Common       404172108        2,613  161,733sh         sole                161,733
INTERNATIONAL BANCSHARES CCommon       459044103        8,316  280,207sh         sole                280,207
MAC-GRAY CORP             Common       554153106        7,049  599,922sh         sole                599,922
MARATHON OIL CORP         Common       565849106        6,015   78,221sh         sole                 78,221
NATIONAL CITY CORPORATION Common       635405103        7,954  217,337sh         sole                217,337
NAUGATUCK VALLEY FINANCIALCommon       639067107           13    1,184sh         sole                  1,184
NEW ENGLAND BANCSHARES, INCommon       643863202          192   15,000sh         sole                 15,000
NEWALLAINCE BANCSHARES, INCommon       650203102          124    8,518sh         sole                  8,518
NORTH FORK BANCORPORATION Common       659424105        6,064  211,753sh         sole                211,753
NORTHRIM BANCORP INC.     Common       666762109          850   32,340sh         sole                 32,340
PEOPLES BANCORP INC       Common       709789101          638   21,850sh         sole                 21,850
POGO PRODUCING CO         Common       010135621           49    1,200sh         sole                  1,200
PRAXAIR INC.              Common       74005P104        7,286  123,164sh         sole                123,164
PSB HOLDINGS INC.         Common       69360W108           21    2,000                                 2,000
SOUTH FINANCIAL GROUP INC Common       837841105        7,535  289,502sh         sole                289,502
SOUTHWEST BANCORP INC.    Common       844767103        7,993  309,583sh         sole                309,583
SOVEREIGN BANCORP INC     Common       845905108        8,485  394,498sh         sole                394,498
STEWART INFORMATION SERVICCommon       860372101        7,120  204,774sh         sole                204,774
TD BANKNORTH INC          Common       87235A101        6,390  221,257sh         sole                221,257
TORO CO                   Common       891092108        7,533  178,636sh         sole                178,636
UNITEDHEALTH GROUP INC    Common       91324P102        7,783  158,205sh         sole                158,205
VERIZON COMMUNICATIONS    Common       92343V104        7,477  201,385sh         sole                201,385
WEBSTER FINANCIAL CORP - CCommon       947890109        9,060  192,332sh         sole                192,332
WELLPOINT INC (NEW)       Common       94973V107        6,883   89,338sh         sole                 89,338
WESCO INTERNATIONAL INC   Common       95082P105        7,190  123,906sh         sole                123,906
ABN AMRO HOLDING NV-SP ADRCommon       000937102          461   15,775                                15,775
AUTOLIV INC.              Common       052800109       24,744  448,994sh         sole                448,994
BHP BILLITON LTD - SPON ADCommon       088606108       19,923  525,976sh         sole                525,976
CEMEX SA - SPONS ADR PART Common       151290889       36,1971,203,364sh         sole              1,203,364
METHANEX CORPORATION (US SCommon       59151K108          323   13,300sh         sole                 13,300
REPSOL S.A. ADR 1:1       Common       76026T205          571   19,150sh         sole                 19,150
SAMSUNG ELECTRONICS COMMONCommon       796050888       15,591   44,421sh         sole                 44,421
SAMSUNG ELECTRONICS PFD N/Common       796050201          130      500sh         sole                    500
SAMSUNG SDI CO LTD-GDR    Common       796054203        9,433  457,894sh         sole                457,894
SK TELECOM CO LTD ADR     Common       78440P108        7,067  299,095sh         sole                299,095




















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